PROPERTY AND EQUIPMENT	6 Months Ended
Jun. 30, 2011
PROPERTY AND EQUIPMENT
NOTE 4.  PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	June 30, 2011 (Unaudited)	December 31, 2010
Appliques	$2,736,732		$—
Office furniture and fixtures	5,543		—
	2,742,275		—
Less: accumulated depreciation	(16,170)		—
	$2,726,105	$